SUPPLEMENT DATED FEBRUARY 8, 2008 TO THE PROSPECTUS
                              DATED APRIL 30, 2007

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity product(s).


EFFECTIVE FEBRUARY 11, 2008, PLEASE REMOVE ALL REFERENCES TO WILLIAM V. SIMON.


EFFECTIVE MARCH 1, 2008, PLEASE REMOVE ALL REFERENCES TO EUGENE P. STEIN.


EFFECTIVE FEBRUARY 4, 2008, FOR THE JNL/AIM SMALL CAP GROWTH FUND IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE DELETE THE FIRST BULLET IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     o Juliet S. Ellis (lead manager), Senior Portfolio Manager and Chief Investment Officer of AIM's Domestic Growth Investment Management
          Unit, has been responsible for the Fund since 2004 and has been associated AIM and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.


EFFECTIVE FEBRUARY 4, 2008, FOR THE JNL/AIM SMALL CAP GROWTH FUND IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE ADD THE FOLLOWING AFTER THE SECOND BULLET:

     o Clay Manley, Portfolio Manager, has been responsible for the Fund since February 2008 and has been associated AIM and/or its affiliates since 2001. From 2002 to February 2008, he was a senior equity analyst on AIM's small-cap team. Mr. Manley has a Bachelor of Arts (cum laude) in history and geology from Vanderbilt University, and a Master of Business Administration degree with concentrations in finance and accounting from Goizueta Business School at Emory University. Mr. Manley is a CFA Charterholder.


EFFECTIVE MARCH 1, 2008, FOR THE JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE ADD THE FOLLOWING PARAGRAPH:

     Alan J. Wilson is president and U.S. research director for Capital International Research, Inc. and a director of The Capital Group Companies, Inc. Mr. Wilson also serves as a senior vice president and a director of Capital Guardian Trust Company. He is also a portfolio manager with investment analyst responsibilities, specializing in U.S. energy equipment, video games, and construction & engineering. Prior to joining our organization in 1991, Mr. Wilson was a consultant with The Boston Consulting Group for five years. Before that, he was an engineer with Texas Eastern Corporation. Mr. Wilson received his MBA from Harvard University Graduate School of Business Administration and his BS in civil engineering from Massachusetts Institute of Technology. He is based in Los Angeles.


EFFECTIVE FEBRUARY 8, 2008, FOR THE JNL/PAM ASIA EX-JAPAN FUND IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES," PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY.


EFFECTIVE FEBRUARY 8, 2008, FOR THE JNL/PAM ASIA EX-JAPAN FUND IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND," PLEASE DELETE "INDUSTRY CONCENTRATION RISK."


EFFECTIVE FEBRUARY 8, 2008, FOR THE JNL/PAM CHINA-INDIA FUND IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES," PLEASE DELETE THE THIRD PARAGRAPH IN ITS ENTIRETY.


EFFECTIVE FEBRUARY 8, 2008, FOR THE JNL/PAM CHINA-INDIA FUND IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND," PLEASE DELETE "INDUSTRY CONCENTRATION RISK."


EFFECTIVE FEBRUARY 11, 2008, FOR THE JNL/S&P 4 FUND IN THE SECTION ENTITLED "THE ADVISER AND PORTFOLIO MANAGEMENT", PLEASE DELETE THE SECOND PARAGRAPH AND THE TWO BULLETS THAT FOLLOW IN THEIR ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     The Fund is managed on a team basis. Daniel W. Koors has primary responsibility for the day-to-day management of the Fund's portfolio. Mr. Koors is Vice President, Chief Financial Officer and Treasurer of the Trust. Mr. Koors has been a manager of the Fund since its inception. Mr. Koors has been associated with JNAM and/or its affiliates since August 2006. Mr. Koors was elected Vice President and Chief Financial Officer of JNAM in January 2007. In addition to being Vice President, Chief Financial Officer and Treasurer of the Trust and other affiliated investment companies, Mr. Koors has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since September 2006. Prior to this, Mr. Koors was a Partner of Deloitte & Touche LLP from 2003 to June 2006, and a Senior Manager of Deloitte & Touche LLP from 2000 to 2003.



This Supplement is dated February 8, 2008.


(To be used with VC3656 05/07, VC3657 05/07, NV3174CE 05/07, NV3784 05/07,
VC5526 05/07, NV5526 05/07, and FVC4224FT 05/07.)

                                                                  CMV0578 02/08

               SUPPLEMENT DATED FEBRUARY 8, 2008 TO THE PROSPECTUS DATED APRIL 30, 2007, AS AMENDED, DECEMBER 3, 2007

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity product(s).


EFFECTIVE FEBRUARY 11, 2008, PLEASE REMOVE ALL REFERENCES TO WILLIAM V. SIMON.


EFFECTIVE MARCH 1, 2008, PLEASE REMOVE ALL REFERENCES TO EUGENE P. STEIN.


EFFECTIVE FEBRUARY 4, 2008, FOR THE JNL/AIM SMALL CAP GROWTH FUND IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE DELETE THE FIRST BULLET IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     o Juliet S. Ellis (lead manager), Senior Portfolio Manager and Chief Investment Officer of AIM's Domestic Growth Investment Management
          Unit, has been responsible for the Fund since 2004 and has been associated AIM and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.


EFFECTIVE FEBRUARY 4, 2008, FOR THE JNL/AIM SMALL CAP GROWTH FUND IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE ADD THE FOLLOWING AFTER THE SECOND BULLET:

     o Clay Manley, Portfolio Manager, has been responsible for the Fund since February 2008 and has been associated AIM and/or its affiliates since 2001. From 2002 to February 2008, he was a senior equity analyst on AIM's small-cap team. Mr. Manley has a Bachelor of Arts (cum laude) in history and geology from Vanderbilt University, and a Master of Business Administration degree with concentrations in finance and accounting from Goizueta Business School at Emory University. Mr. Manley is a CFA Charterholder.


EFFECTIVE MARCH 1, 2008, FOR THE JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE ADD THE FOLLOWING PARAGRAPH:

     Alan J. Wilson is president and U.S. research director for Capital International Research, Inc. and a director of The Capital Group Companies, Inc. Mr. Wilson also serves as a senior vice president and a director of Capital Guardian Trust Company. He is also a portfolio manager with investment analyst responsibilities, specializing in U.S. energy equipment, video games, and construction & engineering. Prior to joining our organization in 1991, Mr. Wilson was a consultant with The Boston Consulting Group for five years. Before that, he was an engineer with Texas Eastern Corporation. Mr. Wilson received his MBA from Harvard University Graduate School of Business Administration and his BS in civil engineering from Massachusetts Institute of Technology. He is based in Los Angeles.


EFFECTIVE FEBRUARY 8, 2008, FOR THE JNL/PAM ASIA EX-JAPAN FUND IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES," PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY.


EFFECTIVE FEBRUARY 8, 2008, FOR THE JNL/PAM ASIA EX-JAPAN FUND IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND," PLEASE DELETE "INDUSTRY CONCENTRATION RISK."


EFFECTIVE FEBRUARY 8, 2008, FOR THE JNL/PAM CHINA-INDIA FUND IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES," PLEASE DELETE THE THIRD PARAGRAPH IN ITS ENTIRETY.


EFFECTIVE FEBRUARY 8, 2008, FOR THE JNL/PAM CHINA-INDIA FUND IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND," PLEASE DELETE "INDUSTRY CONCENTRATION RISK."


EFFECTIVE FEBRUARY 11, 2008, FOR THE JNL/S&P 4 FUND IN THE SECTION ENTITLED "THE ADVISER AND PORTFOLIO MANAGEMENT", PLEASE DELETE THE SECOND PARAGRAPH AND THE TWO BULLETS THAT FOLLOW IN THEIR ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     The Fund is managed on a team basis. Daniel W. Koors has primary responsibility for the day-to-day management of the Fund's portfolio. Mr. Koors is Vice President, Chief Financial Officer and Treasurer of the Trust. Mr. Koors has been a manager of the Fund since its inception. Mr. Koors has been associated with JNAM and/or its affiliates since August 2006. Mr. Koors was elected Vice President and Chief Financial Officer of JNAM in January 2007. In addition to being Vice President, Chief Financial Officer and Treasurer of the Trust and other affiliated investment companies, Mr. Koors has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since September 2006. Prior to this, Mr. Koors was a Partner of Deloitte & Touche LLP from 2003 to June 2006, and a Senior Manager of Deloitte & Touche LLP from 2000 to 2003.


This Supplement is dated February 8, 2008.


(To be used with VC4224 12/07, VC5869 12/07, VC5890 12/07, VC3723 12/07, NV4224
12/07, NV5869 12/07, and NV5890 12/07.)

                                                                 CMV0579 02/08

               SUPPLEMENT DATED FEBRUARY 8, 2008 TO THE PROSPECTUS DATED APRIL 30, 2007, AS AMENDED, DECEMBER 3, 2007

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity product(s).


EFFECTIVE FEBRUARY 11, 2008, PLEASE REMOVE ALL REFERENCES TO WILLIAM V. SIMON.


EFFECTIVE MARCH 1, 2008, PLEASE REMOVE ALL REFERENCES TO EUGENE P. STEIN.


EFFECTIVE FEBRUARY 4, 2008, FOR THE JNL/AIM SMALL CAP GROWTH FUND IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE DELETE THE FIRST BULLET IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     o Juliet S. Ellis (lead manager), Senior Portfolio Manager and Chief Investment Officer of AIM's Domestic Growth Investment Management
          Unit, has been responsible for the Fund since 2004 and has been associated AIM and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.


EFFECTIVE FEBRUARY 4, 2008, FOR THE JNL/AIM SMALL CAP GROWTH FUND IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE ADD THE FOLLOWING AFTER THE SECOND BULLET:

     o Clay Manley, Portfolio Manager, has been responsible for the Fund since February 2008 and has been associated AIM and/or its affiliates since 2001. From 2002 to February 2008, he was a senior equity analyst on AIM's small-cap team. Mr. Manley has a Bachelor of Arts (cum laude) in history and geology from Vanderbilt University, and a Master of Business Administration degree with concentrations in finance and accounting from Goizueta Business School at Emory University. Mr. Manley is a CFA Charterholder.


EFFECTIVE MARCH 1, 2008, FOR THE JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE ADD THE FOLLOWING PARAGRAPH:

     Alan J. Wilson is president and U.S. research director for Capital International Research, Inc. and a director of The Capital Group Companies, Inc. Mr. Wilson also serves as a senior vice president and a director of Capital Guardian Trust Company. He is also a portfolio manager with investment analyst responsibilities, specializing in U.S. energy equipment, video games, and construction & engineering. Prior to joining our organization in 1991, Mr. Wilson was a consultant with The Boston Consulting Group for five years. Before that, he was an engineer with Texas Eastern Corporation. Mr. Wilson received his MBA from Harvard University Graduate School of Business Administration and his BS in civil engineering from Massachusetts Institute of Technology. He is based in Los Angeles.


EFFECTIVE FEBRUARY 8, 2008, FOR THE JNL/PAM ASIA EX-JAPAN FUND IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES," PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY.


EFFECTIVE FEBRUARY 8, 2008, FOR THE JNL/PAM ASIA EX-JAPAN FUND IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND," PLEASE DELETE "INDUSTRY CONCENTRATION RISK."


EFFECTIVE FEBRUARY 8, 2008, FOR THE JNL/PAM CHINA-INDIA FUND IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES," PLEASE DELETE THE THIRD PARAGRAPH IN ITS ENTIRETY.


EFFECTIVE FEBRUARY 8, 2008, FOR THE JNL/PAM CHINA-INDIA FUND IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND," PLEASE DELETE "INDUSTRY CONCENTRATION RISK."


EFFECTIVE FEBRUARY 11, 2008, FOR THE JNL/S&P 4 FUND IN THE SECTION ENTITLED "THE ADVISER AND PORTFOLIO MANAGEMENT", PLEASE DELETE THE SECOND PARAGRAPH AND THE TWO BULLETS THAT FOLLOW IN THEIR ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     The Fund is managed on a team basis. Daniel W. Koors has primary responsibility for the day-to-day management of the Fund's portfolio. Mr. Koors is Vice President, Chief Financial Officer and Treasurer of the Trust. Mr. Koors has been a manager of the Fund since its inception. Mr. Koors has been associated with JNAM and/or its affiliates since August 2006. Mr. Koors was elected Vice President and Chief Financial Officer of JNAM in January 2007. In addition to being Vice President, Chief Financial Officer and Treasurer of the Trust and other affiliated investment companies, Mr. Koors has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since September 2006. Prior to this, Mr. Koors was a Partner of Deloitte & Touche LLP from 2003 to June 2006, and a Senior Manager of Deloitte & Touche LLP from 2000 to 2003.


This Supplement is dated February 8, 2008.


(To be used with VC5995 12/07.)

                                                                 CMV0580 02/08

               SUPPLEMENT DATED FEBRUARY 8, 2008 TO THE PROSPECTUS DATED APRIL 30, 2007, AS AMENDED, DECEMBER 3, 2007

                               JNL(R) SERIES TRUST

EFFECTIVE MARCH 1, 2008, PLEASE REMOVE ALL REFERENCES TO EUGENE P. STEIN.


EFFECTIVE FEBRUARY 4, 2008, FOR THE JNL/AIM SMALL CAP GROWTH FUND IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE DELETE THE FIRST BULLET IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     o Juliet S. Ellis (lead manager), Senior Portfolio Manager and Chief Investment Officer of AIM's Domestic Growth Investment Management
          Unit, has been responsible for the Fund since 2004 and has been associated AIM and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.


EFFECTIVE FEBRUARY 4, 2008, FOR THE JNL/AIM SMALL CAP GROWTH FUND IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT," PLEASE ADD THE FOLLOWING AFTER THE SECOND BULLET:

     o Clay Manley, Portfolio Manager, has been responsible for the Fund since February 2008 and has been associated AIM and/or its affiliates since 2001. From 2002 to February 2008, he was a senior equity analyst on AIM's small-cap team. Mr. Manley has a Bachelor of Arts (cum laude) in history and geology from Vanderbilt University, and a Master of Business Administration degree with concentrations in finance and accounting from Goizueta Business School at Emory University. Mr. Manley is a CFA Charterholder.


EFFECTIVE MARCH 1, 2008, FOR THE JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE ADD THE FOLLOWING PARAGRAPH:

     Alan J. Wilson is president and U.S. research director for Capital International Research, Inc. and a director of The Capital Group Companies, Inc. Mr. Wilson also serves as a senior vice president and a director of Capital Guardian Trust Company. He is also a portfolio manager with investment analyst responsibilities, specializing in U.S. energy equipment, video games, and construction & engineering. Prior to joining our organization in 1991, Mr. Wilson was a consultant with The Boston Consulting Group for five years. Before that, he was an engineer with Texas Eastern Corporation. Mr. Wilson received his MBA from Harvard University Graduate School of Business Administration and his BS in civil engineering from Massachusetts Institute of Technology. He is based in Los Angeles.


EFFECTIVE FEBRUARY 8, 2008, FOR THE JNL/PAM ASIA EX-JAPAN FUND IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES," PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY.


EFFECTIVE FEBRUARY 8, 2008, FOR THE JNL/PAM ASIA EX-JAPAN FUND IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND," PLEASE DELETE "INDUSTRY CONCENTRATION RISK."


EFFECTIVE FEBRUARY 8, 2008, FOR THE JNL/PAM CHINA-INDIA FUND IN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES," PLEASE DELETE THE THIRD PARAGRAPH IN ITS ENTIRETY.


EFFECTIVE FEBRUARY 8, 2008, FOR THE JNL/PAM CHINA-INDIA FUND IN THE SECTION ENTITLED "PRINCIPAL RISKS OF INVESTING IN THE FUND," PLEASE DELETE "INDUSTRY CONCENTRATION RISK."

This Supplement is dated February 8, 2008.

(To be used with HR105 05/07 and VC2440 05/07.)

                                                                  CMV0582 02/08